Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related-Party Transactions [Abstract]
Loans To Principal Officers, Directors And Affiliates

Beginning balance	$3,672
New loans	3,062
Repayments	(621)
Ending balance	$6,113